Long-term Debt - Loan Movements (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
December 31, 2016	$ 16,935
New Loans/ Interest capitalized	150,000
Repayments/ Transfers/ Write offs	(19,219)
December 31, 2017	$ 147,716
Secured Credit Facility
Debt Instrument [Line Items]
Loan agreement date	Mar. 19, 2012
Original Amount	$ 19,065
December 31, 2016	14,935
New Loans/ Interest capitalized	0
Repayments/ Transfers/ Write offs	(14,935)
December 31, 2017	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan agreement date	Jun. 20, 2008
Original Amount	$ 103,200
December 31, 2016	2,000
New Loans/ Interest capitalized	0
Repayments/ Transfers/ Write offs	(2,000)
December 31, 2017	$ 0
Secured Credit Facility
Debt Instrument [Line Items]
Loan agreement date	Jun. 22, 2017
Original Amount	$ 150,000
December 31, 2016	0
New Loans/ Interest capitalized	150,000
Repayments/ Transfers/ Write offs	(2,284)
December 31, 2017	$ 147,716